SHARE CAPITAL AND SHARE PREMIUM - Summary of Shares (Details) - USD ($) $ / shares in Units, $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Issued and fully paid:
Issued and fully paid amount	$ 0.1	$ 0.1
Ordinary Shares
Authorized:
Ordinary shares authorized (in shares)	2,000,000,000	2,000,000,000
Authorized, price per share (in dollars per share)	$ 0.0001	$ 0.0001
Authorized amount	$ 0.2	$ 0.2
Issued and fully paid:
Ordinary shares issued and fully paid (in shares)	387,538,923	369,886,369
Price per share (in dollars per share)	$ 0.0001	$ 0.0001
Issued and fully paid amount	$ 0.1	$ 0.1